Revenue	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Revenue
19	Revenue

The Company’s net revenue is as follows:

	2018	2017	2016
Educational content	407,599	277,596	186,838
Other	4,102	2,385	201
Deductions
Taxes	(264)	(154)	(6)
Returns and discounts	(30,456)	(35,445)	(27,763)

Net revenue	380,981	244,382	159,270

	2018			2017
Segments	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	299,203	77,940	377,143	216,661	25,425	242,086
Other	3,828	10	3,838	2,296	—	2,296

Total net revenue from contracts with customers	303,031	77,950	380,981	218,957	25,425	244,382
Timing of revenue recognition
Transferred at a point in time	303,031	77,950	380,981	218,957	25,425	244,382

Total net revenue from contracts with customers	303,031	77,950	380,981	218,957	25,425	244,382

		2016
Segments	Core	Supplemental	Total
Type of goods or service
Educational content	159,075	—	159,075
Other	195	—	195

Total net revenue from contracts with customers	159,270	—	159,270
Timing of revenue recognition
Transferred at a point in time	159,270	—	159,270

Total net revenue from contracts with customers	159,270	—	159,270

The Company’s revenues from contracts with customers are all in Brazil.

The Company recognized impairment losses on trade receivables arising from contracts with customers, included under selling expenses in the statement of income (loss) of R$ 9,588, R$ 5,227 and R$ 5,613 for the years ended December 31, 2018, 2017 and 2016, respectively.

Revenues tax benefits

The Company is not subjected to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of books. The sale of printed and digital books is also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).